LEASES - Other information related to leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash payments for operating leases	¥ 593,615	$ 93,151	¥ 477,189	¥ 193,174
Financing cash payments for finance leases	¥ 579,660	$ 90,961	¥ 376,232	¥ 333,614